TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

6.    TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People’s Congress approved the Corporate Income Tax Law of the People’s Republic of China (the “CIT Law”) with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%.

Zhejiang Jinko, Haining Jinko, Shangrao Jinko III and Jinko Anhui were designated by the relevant local authorities as “High and New Technology Enterprises” under the CIT Law. Jinko Anhui was designated by the relevant local authorities as a “High and New Technology Enterprise” in November 2023, and enjoys the preferential tax rate of 15% from 2023 and 2025. Zhejiang Jinko was designated by the relevant local authorities as a “High and New Technology Enterprise” in 2024, and enjoys the preferential tax rate of 15% from 2024 to 2026. Shangrao Jinko III and Haining Jinko were designated by the relevant local authorities as a “High and New Technology Enterprise” in October and December 2025, respectively, and enjoy the preferential tax rate of 15% from 2025 to 2027.

Jinko Jinchang, Jinko Sichuan, Jinko Leshan, Jinko Qinghai and Jinko Chuxiong was designated by the relevant local authorities as an “Enterprise in the Encouraged Industry” and were subject to a preferential tax rate of 15% since 2021 till 2030.

Under the CIT Law, 10% withholding income tax (“WHT”) will be levied on foreign investors for dividend distributions from foreign invested enterprises’ profit earned and gains from disposal of foreign subsidiaries after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company’s subsidiaries that are intended to be permanently reinvested in China.

Since Jiangxi Jinko’s initial public offering in 2022 (Note 26), the Group provided withholding income tax for the earnings of Jiangxi Jinko, which are expected to be distributed in the future based on its distribution plan. As of December 31, 2024 and 2025, the Group recognized deferred tax liabilities of nil and nil, related to the cumulative undistributed earnings of Jiangxi Jinko.

The cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB11,866 million, RMB10,330 million and RMB7,401 million as of December 31, 2023, 2024 and 2025 respectively, and the amount of the unrecognized deferred tax liability on the indefinitely reinvested earnings was RMB593 million, RMB516 million and RMB370 million as of December 31, 2023, 2024, 2025 respectively.

Hong Kong

The Company’s subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 37.6%.

Korea

Jinko Korea is incorporated in Korea and is subject to corporate income tax at 23.1% in 2023, 10% in 2024 and 10% in 2025.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 10% in 2023, 12% in 2024 and 12% in 2025.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 27.4% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 27.9%.

Jinko Denmark is incorporated in Denmark and is subject to corporate income tax at 22%.

United States

Jinko US, Jinko US holding, and Jinko Solar (U.S.) Industries are Delaware incorporated corporations that are subject to U.S. federal corporate income tax on taxable incomes at a rate of 21% for taxable years beginning after December 31, 2017 and at differing tax rates of various states ranged from 1% to 12%.

On August 16, 2022, the Inflation Reduction Act of 2022 (“IRA”) was enacted into law and is effective for taxable years beginning after December 31, 2022, and remains subject to future guidance releases. The IRA includes multiple incentives to promote clean energy, electric vehicles, battery and energy storage manufacture or purchase, including through providing tax credits to consumers.

JinkoSolar US performed an IRA Advanced Manufacturing Production Tax Credit analysis pursuant to Internal Revenue Code Section 45X for the year ended December 31, 2023,2024 and 2025, and determined that JinkoSolar US and subs has US5.0 million(equivalents to RMB35 million),US25 million(equivalents to RMB180 million) and US146 million (equivalents to RMB1,018 million) qualified Section 45X credit for the year ended December 31, 2023,2024 and 2025, respectively.

For the years ended December 31, 2023, 2024 and 2025, RMB13 million, RMB67 million and RMB97 million qualified Section 45X tax credit were used to deduct current income tax expenses, respectively. In 2025, the Group entered into agreements to sell related tax credit assets with the carrying amount of USD128 million (equivalents to RMB897 million) with a consideration of USD120 million(equivalents to RMB839 million) (Note 13(c)). The net excess of the carrying amount of the tax credit assets over the consideration, being approximately RMB58 million, was recorded as income tax expenses. As of December 31, 2024 and 2025, RMB 135 million and RMB 159 million of qualified Section 45X tax credit is recorded as deferred tax asset, respectively.

Malaysia

Jinko Malaysia is subject to corporate income tax at 24%.

JinkoSolar Malaysia Technology was originally entitled to a five-year 70% tax exemption and was subject to corporate income tax at 7% from 2023 to 2027, under the pioneer status (PS) incentive scheme as a company engaged in producing high technology products identified by the Malaysian Investment Development Authority (MIDA). In 2024, JinkoSolar Malaysia Technology did not meet the requirements for the tax incentive and could not enjoy the tax exemption since 2024. JinkoSolar Malaysia Technology is subject to corporate income tax at 24% since 2024.

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 12%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 34%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Pillar Two

In December 2021, the Organization for Economic Co-operation and Development(“ OECD”) released model rules for a new global minimum tax framework (“Pillar Two”). Certain governments in countries in which the Group operate have enacted local Pillar Two legislation, with effective since January 1, 2024, such local legislation may also include qualified domestic minimum top-up tax.

Under the legislation, the Group is liable to pay a top-up tax for the difference between their GloBE effective tax rate per jurisdiction and the 15% minimum rate. Among all entities within the group, Jinko Vietnam may have significant top-up tax impact under Pillar Two rule. Jinko Vietnam is the key operation entity located in Vietnam and it has been entitled to 100% tax exemption for 4 years from 2023 to 2026 with 0% local effective tax rate for 2024. Therefore, the Group accrued a top-up tax with 15% tax rate based on the profit before tax of Jinko Vietnam for Jinko Vietnam according to the legislation for the year ended December 2024. For the year ended December 31, 2025, Jinko Vietnam was loss making, hence nil top-up tax was provided accordingly.

As these legislative changes develop and expand, the Group expects to continue to monitor the changes and evaluate their potential impact to its results of operations.

As the Company generates substantially all of its income (loss) from its PRC operations, the following information is based mainly on PRC statutory income tax rate.

Composition of Income Tax Expense

Income before income taxes for the years ended December 31, 2023, 2024 and 2025 were taxed within the following jurisdictions (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Pre-tax income/(loss) from domestic (PRC) entities	9,798,930	(1,123,109)	(11,814,969)
Pre-tax income/(loss) from foreign (non-PRC) entities	(2,308,765)	1,383,050	2,631,195
Income/(loss) before income taxes	7,490,165	259,941	(9,183,774)

For the year ended December 31, 2025, income tax (expenses)/benefits amounted to RMB1,649,032, RMB757,188, RMB(264,448) and RMB79,176 in Chinese Mainland, United States, Hong Kong and other jurisdictions, respectively.

Reconciliation of the differences between statutory tax rate and the effective tax rate

As described in Note 2(al), in the current period, the Company adopted ASU 2023-09 on a prospective basis. A reconciliation of the PRC statutory income tax rate to the Company’s effective tax rate for the year ended December 31, 2025, pursuant to the disclosure requirements of ASU 2023-09,is as follows:

	For the year ended December 31, 2025
	RMB	%
PRC statutory income tax rate*	2,295,944	25.0
Foreign Tax Effects
United States
—Statutory tax rate difference between United States and PRC	(14,068)	(0.2)
—Qualified Section 45X credit	960,225	10.5
—Other permanent differences	(251)	(0.0)
Malaysia
—Statutory tax rate difference between Malaysia and PRC	(4,930)	(0.1)
—Change in valuation allowance	(105,067)	(1.1)
Other foreign Jurisdictions	(138,409)	(1.5)
Effect of cross-border tax laws	(243,257)	(2.6)
Change in valuation allowance	(197,160)	(2.1)
Effect of tax holiday for subsidiaries	(321,027)	(3.5)
Effects of changes in rates enacted in the current period	(40,797)	(0.4)
Nontaxable or Nondeductible Items
—Tax deductions for research and development costs	129,225	1.4
—Other permanent differences	(99,480)	(1.2)
Effective tax rate	2,220,948	24.2

A reconciliation of the differences between statutory tax rate and the effective tax rate for the years ended December 31, 2024 and 2023, pursuant to previous disclosure requirements, is as follows:

	For the year ended December 31,
	2023	2024
	%	%
PRC statutory income tax rate*	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	0.6	(3.3)
—Change in fair value of convertible senior notes	0.1	31.3
—Accrued payroll and welfare expenses	0.1	0.1
—Change of enacted tax rate and preferential tax benefit	(1.4)	(80.8)
—Other permanent differences	(0.3)	93.3
Difference in tax rate of subsidiaries outside the PRC	2.4	(43.4)
Effect of tax holiday for subsidiaries	(10.7)	(189.5)
U.S. tax credits	(0.5)	(71.8)
Change in valuation allowance	1.5	265.8
Effective tax rate	16.8	26.7

*The Company generates substantially all of its income (loss) from its PRC operations for the years ended December 31, 2023, 2024 and 2025.

Other permanent differences including tax preferences in 2023, 2024 and 2025 were mainly due to the additional income tax deduction amounting of RMB184 million, RMB125 million and RMB129 million for R&D costs approved by local tax bureau in the second quarter of 2023, 2024 and 2025, respectively.

For the years ended December 31, 2023, 2024 and 2025, substantially all the amounts of current and deferred income tax expense are attributable to the PRC and US entities.

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expenses	(2,105,688)	(1,495,623)	(465,784)
Deferred income tax benefit	845,403	1,426,182	2,686,732
Income tax (expenses)/benefits, net	(1,260,285)	(69,441)	2,220,948

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows (RMB in thousands, except for per share data):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
The aggregate amount of effect*	797,930	492,489	321,027
Per share effect—basic	3.84	2.36	1.54
Per share effect—diluted	3.53	2.35	1.54

* Decrease of the aggregated amount of effect in 2025 was mainly attributable to the lower profit generated by the Group’s PRC subsidiaries with preferential tax rates.

Cash paid for income taxes, net of refunds, by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31,2025 is as follows:

For the year ended
December 31,2025
RMB
PRC taxes	751,930
Non-PRC taxes
—Vietnam	192,546
—United States	83,041
—Others	16,710
Total income taxes paid, net	1,044,227

Significant components of assets/liability (RMB in thousands)

	As of December 31,
	2024	2025
	RMB	RMB
Net operating losses	1,079,204	3,389,532
Accrued warranty costs	540,349	389,597
Provision for inventories, accounts receivable, other receivable	479,786	418,916
Timing difference for subsidiary income	1,045,870	933,042
Timing difference for countervailing duties	18,534	23,226
Impairment for property, plant and equipment	153,889	392,179
US tax credits	134,942	159,458
Other temporary differences	435,293	501,021
Total deferred tax assets	3,887,867	6,206,971
Less: Valuation allowance	(1,047,994)	(1,328,577)
Less: Deferred tax liabilities in the same tax jurisdiction	(198,476)	(302,092)
Deferred tax assets	2,641,397	4,576,302

Timing difference for property, plant and equipment	(191,196)	(208,825)
Other temporary differences	(63,998)	(123,241)
Total deferred tax liabilities	(255,194)	(332,066)
Less: Deferred tax assets in the same tax jurisdiction	198,476	302,092
Deferred tax liabilities	(56,718)	(29,974)

Movement of valuation allowance (RMB in thousands)

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
At beginning of year	(243,141)	(357,198)	(1,047,994)
Current year additions	(222,649)	(744,084)	(492,555)
Utilization and reversal of valuation allowances	108,592	53,288	211,972
Decrease of valuation allowances related to the disposal of a subsidiary	—	—	—
At end of year	(357,198)	(1,047,994)	(1,328,577)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2024 and 2025, valuation allowances of RMB1,048 million and RMB1,329 million were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group’s estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Due to the financial performance and profitable condition of certain subsidiaries, the Company has determined that the future taxable income of those subsidiaries is sufficient to realize the benefits of such deferred tax assets. As a result, the Company reversed the valuation allowance of RMB109 million, RMB53 million and RMB212 million in 2023, 2024 and 2025.